EXPENDITURES (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information of expenditures by nature [Table Text Block]
	For the year ended December 31, 2017

	General and	Exploration and		Investor relations	Corporate	Total
	administration	evaluation		and marketing	development and
				communications	due diligence
Administrative and office	$485,000	$-		$-	$-	$485,000
Depreciation (non-cash)	67,482	227,838		-	-	295,320
Consultants	5,200	115,262		-	11,419	131,881
Exploration and evaluation	-	66,691		-	-	66,691
Investor relations and marketing communications	-	-		2,014,806	34,827	2,049,633
Professional fees	569,490	39,961		-	-	609,451
Salaries and Directors fees	853,828	40,921		239,600	55,934	1,190,283
Share-based payments (non-cash) (Note 17(d))	3,400,612	1,130,418		728,190	237,891	5,497,111
Transfer agent and filing fees	451,682	-		-	-	451,682
Travel and accommodation	76,751	136,593		301,191	-	514,535
Total	$5,910,045	$1,757,684	$	$ 3,283,787	340,071	$11,291,587

	For the year ended December 31, 2016
			Investor relations	Corporate	Total
	General and	Exploration and	and marketing	development and
	administration	evaluation	communications	due diligence
Administrative and office	$580,628	$-	$-	$-	$580,628
Depreciation (non-cash)	5,210	144,934	-	-	150,144
Consultants	35,242	79,817	-	-	115,059
Exploration and evaluation	-	102,607	-	-	102,607
Investor relations and marketing communications	-	-	3,075,802	-	3,075,802
Professional fees	619,169	52,870	-	-	672,039
Salaries and Directors fees	707,155	96,291	170,352	50,970	1,024,768
Share-based payments (non-cash) (Note 17(d))	3,152,072	1,033,889	692,143	276,538	5,154,642
Transfer agent and filing fees	189,355	-	-	-	189,355
Travel and accommodation	59,265	83,204	225,793	-	368,262
Total	$5,348,096	$1,593,612	$4,164,090	$327,508	$11,433,306